Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

AFFILIATED OPEN-END FUNDS - 59.5%(a)	Shares	Value
Aristotle Core Equity Fund - Class I	6,954,599	$80,534,252
Aristotle Core Income Fund - Class I	6,421,908	62,613,599
Aristotle Growth Equity Fund - Class I	7,595,511	97,298,497
Aristotle High Yield Bond Fund - Class I	1,352,322	12,454,888
Aristotle International Equity Fund - Class I	7,887,811	84,478,455
Aristotle Short Duration Income Fund - Class I	5,060,282	51,260,652
TOTAL AFFILIATED OPEN-END FUNDS (Cost $365,277,380)		388,640,343

EXCHANGE TRADED FUNDS - 40.2%	Shares	Value
iShares MSCI EAFE Value ETF	62,433	3,252,759
iShares Russell 2000 Growth ETF	56,134	14,158,117
iShares Russell 2000 Value ETF	89,821	13,951,896
iShares TIPS Bond ETF	29,306	3,150,102
Vanguard Emerging Markets Government Bond ETF	153,844	9,807,555
Vanguard FTSE All World ex-US Small-Cap ETF	57,551	6,620,092
Vanguard FTSE Emerging Markets ETF	463,907	19,066,578
Vanguard Mid-Cap Growth ETF	127,318	27,955,213
Vanguard Mid-Cap Value ETF	277,522	40,243,464
Vanguard Real Estate ETF	39,371	3,478,822
Vanguard Total Bond Market ETF	218,827	16,094,727
Vanguard Value ETF	697,855	104,329,322
TOTAL EXCHANGE TRADED FUNDS (Cost $244,064,891)		262,108,647

TOTAL INVESTMENTS - 99.7% (Cost $609,342,271)		$650,748,990
Other Assets in Excess of Liabilities - 0.3%		2,038,024
TOTAL NET ASSETS - 100.0%		$652,787,014

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.